Principal Guarantee                      TRAVELERSLife&Annuity [Graphic Omitted]
                                                          A member of citigroup

                                      TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
                                            SUPPLEMENT DATED FEBRUARY 7, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2002

1. The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a minimum mortality and expense risk charge ("M & E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT   ENHANCED DEATH BENEFIT
       Mortality and Expense Risk Charge....           1.25%                    1.45%
       Administrative Expense Charge........           0.15%                    0.15%
       Total with No Optional Features
       Selected.............................           1.40%                    1.60%
       Total with E.S.P. only selected......           1.60%                    1.80%
       Total with GMWB only selected........           2.40%                    2.60%
       Total with E.S.P. and GMWB selected..           2.60%                    2.80%

     2. The following expense example table is added to the Fee Table.

EXAMPLE: ENHANCED DEATH BENEFIT WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above for the Enhanced Death Benefit with the E.S.P. and GMWB options selected.

------------------------------------------------------------------------------------------------------------------------------
                                                     IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                                           END OF PERIOD SHOWN:           ANNUITIZED AT END OF PERIOD SHOWN:
                                                    ------------------------------------- -------------------------------------
FUNDING OPTION                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
    Capital Appreciation Fund                         107       175       231      339       31       95       161       339
    Money Market Portfolio (Travelers)                103       162       210      297       27       82       140       297
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Premier Equity Fund - Series I           107       175       232      340       31       95       162       340
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio - Class B                112       188       253      380       36      108       183       380
CREDIT SUISSE TRUST
    Credit Suisse Emerging Markets Portfolio          113       191       258      389       37      111       188       389
DELAWARE VIP TRUST
    VIP REIT Series-Standard Class                    108       176       234      344       32       96       164       344
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio - Initial Shares           107       173       228      333       30       93       158       333
    Small Cap Portfolio - Initial Shares              107       173       229      334       31       93       159       334
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
    Mutual Shares Securities Fund - Class 2           109       181       241      357       33      101       171       357
    Templeton Growth Securities Fund - Class 2        110       183       244      363       34      103       174       363
GREENWICH STREET SERIES FUND
    Emerging Growth Fund                              111       185       248      370       34      105       178       370
    Equity Index Portfolio - Class II Shares          105       168       219      315       29       88       149       315

    Growth and Income Fund                            108       178       236      348       32       98       166       348
JANUS ASPEN SERIES
    Balanced Portfolio - Service Shares               108       177       235      345       32       97       165       345
    Global Life Sciences Portfolio - Service          110       182       242      360       33      102       172       360
    Shares
    Global Technology Portfolio - Service Shares      108       178       237      349       32       98       167       349
    Worldwide Growth Portfolio - Service Shares       108       178       236      348       32       98       166       348
PIMCO VARIABLE INSURANCE TRUST
    Total Return Portfolio-Administrative Class       105       169       222      321       29       89       152       321
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund - Class       111       185       248      371       35      105       178       371
    IB Shares
    Putnam VT Small Cap Value Fund - Class IB         112       190       256      385       36      110       186       385
    Shares
    Putnam VT Voyager II Fund - Class IB Shares       116       201       273      417       40      121       203       417
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund                                      109       180       239      354       33      100       169       354
    Investors Fund                                    107       174       230      337       31       94       160       337
    Large Cap Growth Fund                             109       180       239      354       33      100       169       354
    Small Cap Growth Fund                             113       193       261      395       37      113       191       395
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio                        107       173       229      334       31       93       159       334
    Disciplined Mid Cap Stock Portfolio               107       175       231      338       31       95       161       338
    Equity Income Portfolio                           107       173       229      334       31       93       159       334
    Federated High Yield Portfolio                    108       176       234      344       32       96       164       344
    Federated Stock Portfolio                         107       174       230      336       31       94       160       336
    Large Cap Portfolio                               107       173       229      334       31       93       159       334
    Lazard International Stock Portfolio              109       180       240      355       33      100       170       355
    MFS Emerging Growth Portfolio                     108       176       234      344       32       96       164       344
    MFS Mid Cap Growth Portfolio                      108       177       235      346       32       97       165       346
    MFS Research Portfolio                            108       177       235      346       32       97       165       346
    Travelers Quality Bond Portfolio                  103       163       212      302       27       83       142       302
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio                107       175       231      338       31       95       161       338
    Alliance Growth Portfolio                         107       174       230      337       31       94       160       337
    MFS Total Return Portfolio                        107       175       231      338       31       95       161       338
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares                109       181       241      357       33      101       171       357
    Enterprise Portfolio Class II Shares              107       175       232      340       31       95       162       340
 VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R)Portfolio - Service Class 2          108       177       234      344       32       97       164       344
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio -          116       199       271      413       39      119       201       413
    Service Class 2
    Mid Cap Portfolio - Service Class 2               108       176       233      343       31       96       163       343

3. The following is added to the "Charges and Deductions" section of the prospectus.

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits.

4. The following is added to the "Access to Your Money" section of the prospectus.

       GUARANTEED MINIMUM WITHDRAWAL BENEFIT

       For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

       Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. Your initial RBB does not include PURCHASE PAYMENT CREDITS. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

       If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

       Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

       If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. PURCHASE PAYMENT CREDITS, although included in your CONTRACT VALUE, are not included in your RBB unless you reset your RBB, as described below. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

       WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

       If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal minus any purchase payment credits applied within 12 months of the withdrawal.

       For example, assume your initial PURCHASE PAYMENT is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

-----------------------------------------------------------------------------------------------------------------------------

                    Contract            RBB                AWB (5%)        Contract            RBB               AWB (5%)
                     VALUE              ---                --------          VALUE             ---               --------
-----------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------
-----------------------------------------------------------------------------------------------------------------------------

Contract date        $105,000         $100,000              $5,000          $105,000         $100,000             $5,000
-----------------------------------------------------------------------------------------------------------------------------

Immediately prior    $120,750         $100,000              $5,000          $89,250          $100,000             $5,000
to withdrawal,
contract year two
-----------------------------------------------------------------------------------------------------------------------------

Immediately after    $110,750         $91,718               $4,586          $79,250          $88,796              $4,440
withdrawal,
contract year two               [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
                                 x10,000/120,750)]      x10,000/120,750)]                x10,000/89,250)]     x10,000/89,250
-----------------------------------------------------------------------------------------------------------------------------

       Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE minus any PURCHASE PAYMENT CREDITS received 12 months prior to the reset date. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

       If your contract value reaches zero, and you have purchased this benefit, the following will occur:

   o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

   o The total annual payment amount will equal the AWB and will never exceed your RBB, and

   o   We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

       If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.






L-19939                                                           February, 2003







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